GOODWILL AND INTANGIBLE ASSETS - Rollforward of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Roll Forward]
Intangible assets at beginning of period	$ 357,270	$ 368,326
Additions	20	855
Amortization	(10,198)	(10,893)	$ (11,404)
Foreign exchange impact and other	420	(1,018)
Intangible assets at end of period	$ 347,512	$ 357,270	$ 368,326